RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($)			3 Months Ended		9 Months Ended	12 Months Ended
	Aug. 12, 2020	Jul. 28, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Jan. 13, 2022
Related Party Transaction. [Line Items]
Repayment of promissory note - related party					$ 186,760
Working Capital Facility
Related Party Transaction. [Line Items]
Maximum borrowing capacity of related party promissory note	$ 1,500,000
Amount deposited	900,000
Maximum fund withdrawals	$ 1,500,000
Outstanding balance of related party note			$ 829,294		0	$ 527,756
Administrative Services Agreement
Related Party Transaction. [Line Items]
Expenses per month		$ 10,000	10,000
Expense incurred			30,000	$ 30,000	20,000	120,000
Administrative Services Agreement | Accounts payable and accrued expenses
Related Party Transaction. [Line Items]
Amount due to related party						90,000
Related Party Loans
Related Party Transaction. [Line Items]
Maximum Loans Convertible Into Warrants						$ 1,500,000	$ 1,500,000
Price of warrants (in dollars per share)						$ 1.00	$ 1.00
Working Capital Loans
Related Party Transaction. [Line Items]
Maximum borrowing capacity of related party promissory note							$ 1,500,000
Outstanding balance of related party note			$ 739,980		$ 0	$ 0